Equity - Schedule of Non-controlling Interest Movement (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity note[abstract]
Beginning balance	$ 77,711	$ 69,087	$ 94,445
Increase participation in Colombia	(76,707)
Comprehensive income	(130)	8,624	(25,358)
Ending balance	$ 874	$ 77,711	$ 69,087